Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2012

Collection Period Start	1-Oct-12	Distribution Date	15-Nov-12
Collection Period End	31-Oct-12	30/360 Days	30
Beg. of Interest Period	15-Oct-12	Actual/360 Days	31
End of Interest Period	15-Nov-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	877,155,738.17	850,488,929.86	0.7277259
Total Securities		1,168,693,999.35	877,155,738.17	850,488,929.86	0.7277259
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.394000%	378,000,000.00	242,461,738.82	215,794,930.51	0.5708861
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	26,666,808.31	82,261.88	70.5471119	0.2176240
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	26,666,808.31	429,278.55

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,281,000.08
Monthly Interest				4,702,118.05
Total Monthly Payments				16,983,118.13

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				441,723.27
Aggregate Sales Proceeds Advance				3,402,680.67
Total Advances				3,844,403.94

Vehicle Disposition Proceeds:
Reallocation Payments				5,536,483.97
Repurchase Payments				543,741.77
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,731,640.05
Excess Wear and Tear and Excess Mileage				34,169.91
Remaining Payoffs				0.00
Net Insurance Proceeds				709,374.49
Residual Value Surplus				246,764.43
Total Collections				38,629,696.69

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,764,249.97			238
Involuntary Repossession	319,351.00			15
Voluntary Repossession	154,677.00			10
Full Termination	1,269,110.00			89
Bankruptcy	29,096.00			2
Insurance Payoff		705,278.21		34
Customer Payoff			261,371.08	13
Grounding Dealer Payoff			7,594,834.93	344
Dealer Purchase			2,705,003.35	122
Total	5,536,483.97	705,278.21	10,561,209.36	867

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,599	1,012,838,582.95	7.00000%	877,155,738.17
Total Depreciation Received		(12,821,080.10)		(11,352,920.46)
Principal Amount of Gross Losses	(69)	(1,567,543.88)		(1,369,172.73)
Repurchase / Reallocation	(34.00)	(617,465.69)		(543,741.77)
Early Terminations	(156)	(2,671,728.26)		(2,333,728.55)
Scheduled Terminations	(610)	(12,683,503.09)		(11,067,244.80)
Pool Balance - End of Period	44,730	982,477,261.93		850,488,929.86

Remaining Pool Balance
Lease Payment				232,353,714.17
Residual Value				618,135,215.69
Total				850,488,929.86

III. DISTRIBUTIONS

Total Collections					38,629,696.69
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					38,629,696.69

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					630,031.43
3. Reimbursement of Sales Proceeds Advance					4,025,340.32
4. Servicing Fee:
Servicing Fee Due					730,963.12
Servicing Fee Paid					730,963.12
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,386,334.87

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					82,261.88

Class A-2 Notes Monthly Interest Paid					82,261.88
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	429,278.55
Total Note and Certificate Monthly Interest Paid	429,278.55
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,814,083.27

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	26,666,808.31

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	26,666,808.31
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,147,274.96

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,147,274.96
Gross Reserve Account Balance		23,677,684.95
Remaining Available Collections Released to Seller		6,147,274.96
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		14.98
Monthly Prepayment Speed		63%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,308,998.75
Securitization Value of Defaulted Receivables and Casualty Receivables	1,369,172.73	69
Aggregate Defaulted and Casualty Gain (Loss)	(60,173.98)
Pool Balance at Beginning of Collection Period	877,155,738.17
Net Loss Ratio	-0.0069%

Cumulative Net Losses for all Periods	0.0319%	373,077.02

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,614,209.07	296
61-90 Days Delinquent	954,672.08	52
91-120+ Days Delinquent	375,444.32	22
Total Delinquent Receivables:	6,944,325.47	370
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,033,359.97	327
Securitization Value	5,081,475.97
Aggregate Residual Gain (Loss)	(48,116.00)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	37,160,202.19	2,177
Cumulative Securitization Value	37,933,370.72
Cumulative Residual Gain (Loss)	(773,168.53)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		5,212,167.98
Reimbursement of Outstanding Advance		4,025,340.32
Additional Advances for current period		3,402,680.67
Ending Balance of Residual Advance		4,589,508.33

Beginning Balance of Payment Advance		1,419,664.65
Reimbursement of Outstanding Payment Advance		630,031.43
Additional Payment Advances for current period		441,723.27
Ending Balance of Payment Advance		1,231,356.49

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No